UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James M. LaFleur
Title:		President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		James M LaFleur	Grand Rapids, Michigan	01/27/2010

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     5483    66320 SH       Sole                    66320
ALCON INC COM SHS              COM              H01301102     8413    51187 SH       Sole                    51187
ANADARKO PETE CORP COM         COM              032511107     8370   134084 SH       Sole                   134084
APACHE CORP                    COM              037411105    13787   133632 SH       Sole                   133632
BARRICK GOLD CORP              COM              067901108     6826   173344 SH       Sole                   173344
BHP BILLITON LTD SPONSORED ADR COM              088606108    20910   273046 SH       Sole                   273046
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3749    63830 SH       Sole                    63830
CATERPILLAR INC                COM              149123101    21389   375306 SH       Sole                   375306
CHARLES RIV LABS INTL COM      COM              159864107      691    20500 SH       Sole                    20500
CHEVRONTEXACO CORP             COM              166764100     2444    31745 SH       Sole                    31745
CHURCH & DWIGHT INC COM        COM              171340102     4944    81779 SH       Sole                    81779
CISCO SYSTEMS INC              COM              17275R102    14655   612165 SH       Sole                   612165
CONOCOPHILLIPS                 COM              20825C104    19779   387289 SH       Sole                   387289
COPART INC COM                 COM              217204106     5506   150355 SH       Sole                   150355
DENTSPLY INTL INC NEW          COM              249030107     4663   132595 SH       Sole                   132595
ECOLAB INC COM                 COM              278865100     4534   101714 SH       Sole                   101714
EMERSON ELECTRIC CO            COM              291011104     7474   175435 SH       Sole                   175435
EXPRESS SCRIPTS                COM              302182100      454     5250 SH       Sole                     5250
EXXON  MOBIL CORP              COM              30231G102      492     7214 SH       Sole                     7214
FLIR SYSTEMS INC               COM              302445101     5661   172964 SH       Sole                   172964
FLUOR CORP NEW COM             COM              343412102     1685    37405 SH       Sole                    37405
GEN-PROBE INC NEW COM          COM              36866T103     1906    44414 SH       Sole                    44414
GENERAL ELECTRIC CO            COM              369604103      266    17560 SH       Sole                    17560
GREIF INC CL A                 COM              397624107      695    12875 SH       Sole                    12875
HARRIS CORP                    COM              413875105     6856   144178 SH       Sole                   144178
HOLOGIC INC COM                COM              436440101     1711   118022 SH       Sole                   118022
INTUITIVE SURGICAL INC         COM              46120E602      411     1355 SH       Sole                     1355
IRON MOUNTAIN INC              COM              462846106     1233    54183 SH       Sole                    54183
JOHNSON & JOHNSON              COM              478160104     9966   154723 SH       Sole                   154723
KAYDON CORP                    COM              486587108     1541    43085 SH       Sole                    43085
LKQ CORP COM                   COM              501889208     2594   132437 SH       Sole                   132437
MCAFEE INC COM                 COM              579064106      291     7165 SH       Sole                     7165
MEDTRONIC INC                  COM              585055106    14947   339851 SH       Sole                   339851
MONSANTO CO NEW                COM              61166W101     5097    62343 SH       Sole                    62343
NEWMONT MINING CORP            COM              651639106      958    20250 SH       Sole                    20250
NORTHERN TRUST CORP            COM              665859104      314     6000 SH       Sole                     6000
NUVASIVE INC                   COM              670704105      314     9825 SH       Sole                     9825
PAYCHEX INC                    COM              704326107     5595   182589 SH       Sole                   182589
PEPSICO INC                    COM              713448108     4462    73386 SH       Sole                    73386
PERRIGO CO                     COM              714290103    16560   415775 SH       Sole                   415775
PROCTER & GAMBLE CO            COM              742718109     8942   147491 SH       Sole                   147491
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     4589    87802 SH       Sole                    87802
RITCHIE BROS AUCTION COM       COM              767744105     1306    58205 SH       Sole                    58205
SMITH INTL INC COM             COM              832110100      513    18883 SH       Sole                    18883
ST JUDE MEDICAL INC            COM              790849103     2039    55425 SH       Sole                    55425
STERICYCLE INC COM             COM              858912108     3641    66005 SH       Sole                    66005
STRYKER CORP                   COM              863667101     9679   192167 SH       Sole                   192167
TELEFLEX INC                   COM              879369106     4253    78915 SH       Sole                    78915
VARIAN MED SYS INC COM         COM              92220p105    18186   388169 SH       Sole                   388169
VCA ANTECH INC COM             COM              918194101     2175    87292 SH       Sole                    87292
WOODWARD GOVERNOR CO           COM              980745103     6683   259331 SH       Sole                   259331
XTO ENERGY INC COM             COM              98385X106    22582   485314 SH       Sole                   485314
SPDR GOLD TRUST                                 78463V107     1804    16807 SH       Sole                    16807

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Value Total:	324014 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE